Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of the revenue information of the Group

	Year Ended December 31,
	2019	2020	2021
	$	$	$
E-commerce	547,184,192	547,895,262	411,097,123
Online advertising	143,778,573	170,782,688	122,522,232
Listing	1,642,190	848,033	497,615
	692,604,955	719,525,983	534,116,970